Net Loss Attributable to Host Hotels L.P. (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions, unless otherwise specified	3 Months Ended												4 Months Ended				12 Months Ended
	Sep. 09, 2011		Jun. 17, 2011		Mar. 25, 2011		Sep. 10, 2010		Jun. 18, 2010		Mar. 26, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
HOST HOTELS & RESORTS L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from continuing operations, net of tax																	$ (10)	$ (128)	$ (195)
Discontinued operations, net of tax																	(5)	(4)	(62)
NET LOSS ATTRIBUTABLE TO REPORTING ENTITY	$ (34)	[1]	$ 63	[1]	$ (61)	[1]	$ (59)	[1]	$ 18	[1]	$ (85)	[1]	$ 17	[1]	$ (6)	[1]	$ (15)	$ (132)	$ (257)

[1]	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.